CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Current Assets:
Cash and cash equivalents	$ 627,500	$ 7,559,700	$ 1,602,500
Investment securities	5,325,700	331,800	330,900
Trade accounts receivable	1,822,500	1,064,000	1,974,200
Inventories	2,885,200	2,541,000	2,383,600
Income tax receivable	336,300	334,800	0
Prepaid expenses and other current assets	62,600	112,400	95,000
Assets of discontinued operations	124,600	793,000	659,300
Total current assets	11,184,400	12,736,700	7,045,500
Property and equipment, net	383,700	278,300	316,100
Intangible assets, net	121,500	128,700	175,000
Goodwill	257,300	257,300	257,300
Operating lease right-of-use assets	715,600	803,300	0
Other assets	48,400	56,000	51,000
Deferred taxes	1,189,400	537,100	431,100
Total assets	13,900,300	14,797,400	8,276,000
Current Liabilities:
Accounts payable	477,200	334,600	484,500
Accrued expenses	456,400	679,000	430,800
Contract liabilities	0	20,000	0
Contingent consideration, current portion	195,800	111,000	268,000
Bank overdraft	50,600	43,100	140,000
Liabilities of discontinued operations	64,400	240,900	262,000
Lease liabilities, current portion	50,300	195,800	0
Payroll Protection Program loan	563,800	563,800	0
Total current liabilities	1,858,500	2,188,200	1,585,300
Payroll Protection Program loan, less current portion	433,800	0	0
Operating lease liabilities, less current portion	735,300	640,800	0
Contingent consideration payable, less current portion	30,300	247,000	350,000
Total liabilities	3,057,900	3,076,000	1,935,300
Stockholders' equity:
Common stock	144,200	144,100	75,700
Additional paid-in capital	10,040,600	8,608,300	2,592,700
Retained earnings	710,000	3,021,400	3,724,700
Total	10,894,800	11,773,800	6,393,100
Less common stock held in treasury at cost, 19,802 shares	52,400	52,400	52,400
Total stockholders' equity	10,842,400	11,721,400	6,340,700
Total liabilities and stockholders' equity	$ 13,900,300	$ 14,797,400	$ 8,276,000